UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

July 31, 2012

1.804840.108

LCS-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.5%
Gentex Corp.	167,234	$ 2,677
Johnson Controls, Inc.	104,565	2,578
		5,255
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	34,303	2,565
Tesla Motors, Inc. (a)	21,100	579
		3,144
Distributors - 0.0%
Li & Fung Ltd.	296,000	585
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	12,400	627
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	70,563	6,306
Household Durables - 1.6%
D.R. Horton, Inc.	114,308	2,015
KB Home	198,985	1,839
Lennar Corp. Class A (d)	194,925	5,694
Toll Brothers, Inc. (a)	283,060	8,257
		17,805
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	64,895	2,325
Media - 4.4%
Comcast Corp. Class A (special) (non-vtg.)	786,744	25,121
DreamWorks Animation SKG, Inc. Class A (a)	33,150	636
The Walt Disney Co.	88,300	4,339
Time Warner, Inc.	441,841	17,285
Viacom, Inc. Class B (non-vtg.)	67,127	3,136
		50,517
Multiline Retail - 1.5%
Target Corp.	289,874	17,581
Specialty Retail - 2.4%
CarMax, Inc. (a)	29,400	818
Citi Trends, Inc. (a)	123,822	1,861
Home Depot, Inc.	86,476	4,512
Lowe's Companies, Inc.	554,605	14,070
Staples, Inc.	316,375	4,031
Urban Outfitters, Inc. (a)	71,800	2,193
		27,485
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
Warnaco Group, Inc. (a)	51,103	$ 2,180
TOTAL CONSUMER DISCRETIONARY		133,810
CONSUMER STAPLES - 9.0%
Beverages - 2.1%
Dr Pepper Snapple Group, Inc.	108,145	4,929
PepsiCo, Inc.	212,956	15,488
The Coca-Cola Co.	41,404	3,345
		23,762
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	144,889	6,556
Susser Holdings Corp. (a)	28,653	1,035
Walgreen Co.	281,706	10,243
		17,834
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. (a)	68,700	1,254
Kellogg Co.	102,007	4,866
		6,120
Household Products - 3.7%
Colgate-Palmolive Co.	73,365	7,876
Kimberly-Clark Corp.	125,428	10,901
Procter & Gamble Co.	360,168	23,245
		42,022
Personal Products - 0.2%
L'Oreal SA	2,800	336
Prestige Brands Holdings, Inc. (a)	97,357	1,598
		1,934
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	43,406	4,601
Lorillard, Inc.	57,781	7,433
		12,034
TOTAL CONSUMER STAPLES		103,706
ENERGY - 13.4%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	60,000	3,016
Dresser-Rand Group, Inc. (a)	63,798	2,967
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Ensco PLC Class A	30,850	$ 1,676
Exterran Holdings, Inc. (a)	223,606	3,303
Halliburton Co.	410,843	13,611
Helmerich & Payne, Inc.	58,270	2,710
McDermott International, Inc. (a)	73,752	863
National Oilwell Varco, Inc.	33,118	2,394
Schlumberger Ltd.	70,645	5,034
		35,574
Oil, Gas & Consumable Fuels - 10.3%
Amyris, Inc. (a)(d)	620,742	2,402
Apache Corp.	67,573	5,819
BP PLC sponsored ADR	105,724	4,218
Canadian Natural Resources Ltd.	20,500	559
Chevron Corp.	332,780	36,466
EV Energy Partners LP	24,900	1,366
Exxon Mobil Corp.	358,652	31,149
Marathon Petroleum Corp.	14,100	667
Newfield Exploration Co. (a)	19,300	589
Oasis Petroleum, Inc. (a)	22,600	592
Occidental Petroleum Corp.	91,296	7,945
Peabody Energy Corp.	109,525	2,287
QEP Resources, Inc.	44,395	1,333
Royal Dutch Shell PLC Class A (United Kingdom)	224,023	7,613
Suncor Energy, Inc.	391,100	11,957
Whiting Petroleum Corp. (a)	34,500	1,394
Williams Companies, Inc.	38,500	1,224
		117,580
TOTAL ENERGY		153,154
FINANCIALS - 16.6%
Capital Markets - 2.2%
Charles Schwab Corp.	584,425	7,381
Goldman Sachs Group, Inc.	26,260	2,650
KKR & Co. LP	221,420	3,098
Morgan Stanley	597,153	8,157
Northern Trust Corp.	101,612	4,613
		25,899
Commercial Banks - 6.7%
BB&T Corp.	159,390	5,000
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc. (a)	82,426	$ 3,010
Comerica, Inc.	69,300	2,094
Standard Chartered PLC (United Kingdom)	78,375	1,800
SunTrust Banks, Inc.	355,185	8,400
U.S. Bancorp	404,741	13,559
Wells Fargo & Co.	1,282,447	43,360
		77,223
Diversified Financial Services - 6.1%
Bank of America Corp.	47,450	348
Citigroup, Inc.	518,485	14,066
CME Group, Inc.	75,955	3,958
JPMorgan Chase & Co.	1,234,774	44,452
KKR Financial Holdings LLC	723,175	6,595
		69,419
Insurance - 1.3%
Genworth Financial, Inc. Class A (a)	642,069	3,236
Lincoln National Corp.	161,552	3,239
MetLife, Inc.	261,121	8,035
		14,510
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	276,017	665
Radian Group, Inc. (d)	940,165	2,632
		3,297
TOTAL FINANCIALS		190,348
HEALTH CARE - 13.5%
Biotechnology - 2.3%
Amgen, Inc.	158,198	13,067
ARIAD Pharmaceuticals, Inc. (a)	52,405	1,003
AVEO Pharmaceuticals, Inc. (a)	25,600	335
Clovis Oncology, Inc.	20,100	356
Dynavax Technologies Corp. (a)	239,362	924
Exelixis, Inc. (a)	31,800	199
Gentium SpA sponsored ADR (a)(d)	229,950	2,311
Infinity Pharmaceuticals, Inc. (a)	113,147	1,976
Merrimack Pharmaceuticals, Inc.	16,300	130
NPS Pharmaceuticals, Inc. (a)	2,900	22
OncoGenex Pharmaceuticals, Inc. (a)	11,100	155
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)	66,756	$ 3,342
Theravance, Inc. (a)	50,900	1,483
ZIOPHARM Oncology, Inc. (a)	229,210	1,290
		26,593
Health Care Equipment & Supplies - 2.2%
Alere, Inc. (a)	798,289	15,064
Align Technology, Inc. (a)	14,500	492
HeartWare International, Inc. (a)	29,600	2,643
Hill-Rom Holdings, Inc.	43,700	1,143
Insulet Corp. (a)	56,148	1,098
Integra LifeSciences Holdings Corp. (a)	60,153	2,313
Mako Surgical Corp. (a)(d)	23,000	293
Masimo Corp. (a)	32,190	721
St. Jude Medical, Inc.	28,400	1,061
		24,828
Health Care Providers & Services - 2.4%
Aetna, Inc.	97,193	3,505
Air Methods Corp. (a)	8,000	872
HMS Holdings Corp. (a)	17,800	612
IPC The Hospitalist Co., Inc. (a)	33,554	1,443
McKesson Corp.	117,098	10,624
WellPoint, Inc.	199,703	10,642
		27,698
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)(d)	74,047	3,071
QIAGEN NV (a)(d)	222,095	3,911
Thermo Fisher Scientific, Inc.	31,300	1,742
		8,724
Pharmaceuticals - 5.8%
Abbott Laboratories	144,175	9,560
Cardiome Pharma Corp. (a)	556,726	178
GlaxoSmithKline PLC sponsored ADR	98,311	4,522
Impax Laboratories, Inc. (a)	75,859	1,686
Johnson & Johnson	149,787	10,368
Merck & Co., Inc.	442,520	19,546
Optimer Pharmaceuticals, Inc. (a)	58,700	802
Pfizer, Inc.	673,843	16,199
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	132,000	$ 2,866
XenoPort, Inc. (a)	108,620	856
		66,583
TOTAL HEALTH CARE		154,426
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.5%
Esterline Technologies Corp. (a)	23,374	1,373
Honeywell International, Inc.	108,620	6,305
Raytheon Co.	81,301	4,511
Rockwell Collins, Inc.	145,480	7,357
The Boeing Co.	64,296	4,752
United Technologies Corp.	63,835	4,752
		29,050
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	30,482	1,611
United Parcel Service, Inc. Class B	75,375	5,699
		7,310
Building Products - 0.9%
Owens Corning (a)	305,104	8,195
Quanex Building Products Corp.	101,922	1,722
		9,917
Commercial Services & Supplies - 0.6%
Herman Miller, Inc.	50,927	932
Interface, Inc.	258,137	3,423
Republic Services, Inc.	69,600	2,014
		6,369
Electrical Equipment - 1.1%
AMETEK, Inc.	73,400	2,275
Emerson Electric Co.	70,845	3,384
GrafTech International Ltd. (a)	139,522	1,458
Regal-Beloit Corp.	22,800	1,468
Roper Industries, Inc.	39,765	3,955
		12,540
Industrial Conglomerates - 3.0%
Danaher Corp.	39,250	2,073
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	1,302,242	$ 27,022
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	248,515	5,470
		34,565
Machinery - 1.4%
Cummins, Inc.	4,900	470
Illinois Tool Works, Inc.	49,479	2,689
Ingersoll-Rand PLC	266,932	11,321
Invensys PLC	264,700	1,000
Joy Global, Inc.	17,500	909
		16,389
Professional Services - 1.1%
Acacia Research Corp. (f)	24,000	679
Acacia Research Corp. - Acacia Technologies (a)	128,014	3,624
Bureau Veritas SA	41,190	3,643
Michael Page International PLC	761,044	4,385
		12,331
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
Class A (a)(e)	51,700	1,017
Class A (a)	11,800	232
		1,249
TOTAL INDUSTRIALS		129,720
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 2.2%
Acme Packet, Inc. (a)	60,500	959
Brocade Communications Systems, Inc. (a)	310,122	1,541
Cisco Systems, Inc.	640,979	10,224
Juniper Networks, Inc. (a)	236,314	4,143
Polycom, Inc. (a)	175,506	1,534
QUALCOMM, Inc.	100,350	5,989
Riverbed Technology, Inc. (a)	76,000	1,341
		25,731
Computers & Peripherals - 6.4%
Apple, Inc.	101,785	62,167
EMC Corp. (a)	258,017	6,763
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Fusion-io, Inc. (a)	13,700	$ 262
Hewlett-Packard Co.	200,858	3,664
		72,856
Electronic Equipment & Components - 0.5%
Aeroflex Holding Corp. (a)	236,099	1,419
Corning, Inc.	345,015	3,937
		5,356
Internet Software & Services - 2.7%
Cornerstone OnDemand, Inc. (a)	71,846	1,708
Google, Inc. Class A (a)	43,687	27,653
Responsys, Inc. (a)	32,191	359
SciQuest, Inc. (a)	66,770	1,136
		30,856
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	123,008	6,983
Fidelity National Information Services, Inc.	166,726	5,242
IBM Corp.	38,769	7,598
MasterCard, Inc. Class A	39,300	17,157
Paychex, Inc.	346,895	11,340
The Western Union Co.	315,365	5,497
Visa, Inc. Class A	89,270	11,522
		65,339
Semiconductors & Semiconductor Equipment - 0.7%
Lam Research Corp. (a)	82,066	2,824
NXP Semiconductors NV (a)	255,393	5,769
		8,593
Software - 3.6%
Citrix Systems, Inc. (a)	35,621	2,589
Concur Technologies, Inc. (a)	37,876	2,558
Informatica Corp. (a)	26,230	774
Kenexa Corp. (a)	38,200	910
Microsoft Corp.	695,739	20,503
Nuance Communications, Inc. (a)	102,706	2,090
Oracle Corp.	227,173	6,861
Red Hat, Inc. (a)	27,936	1,499
salesforce.com, Inc. (a)	17,800	2,214
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
ServiceNow, Inc.	2,900	$ 78
VMware, Inc. Class A (a)	9,100	826
		40,902
TOTAL INFORMATION TECHNOLOGY		249,633
MATERIALS - 0.7%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	24,300	1,208
W.R. Grace & Co. (a)	86,750	4,861
		6,069
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	24,821	1,445
TOTAL MATERIALS		7,514
UTILITIES - 0.3%
Electric Utilities - 0.1%
PPL Corp.	59,905	1,731
Gas Utilities - 0.2%
National Fuel Gas Co.	36,778	1,800
TOTAL UTILITIES		3,531
TOTAL COMMON STOCKS (Cost $1,040,925)		1,125,842
Nonconvertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Porsche Automobil Holding SE (Germany)	90,522	4,680
Volkswagen AG	44,280	7,573
		12,253
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,161)		12,253
Convertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (f) (Cost $395)	$ 395	$ 312
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	6,874,445	6,874
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	9,743,857	9,744
TOTAL MONEY MARKET FUNDS (Cost $16,618)		16,618
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,068,099)		1,155,025
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(9,856)
NET ASSETS - 100%		$ 1,145,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,017,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $991,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Acacia Research Corp.	2/16/12	$ 882
Amyris, Inc. 3% 2/27/17	2/27/12	$ 395
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	82
Total	$ 86
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 146,063	$ 146,063	$ -	$ -
Consumer Staples	103,706	103,706	-	-
Energy	153,154	145,541	7,613	-
Financials	190,348	190,348	-	-
Health Care	154,426	154,426	-	-
Industrials	129,720	129,720	-	-
Information Technology	249,633	249,633	-	-
Materials	7,514	7,514	-	-
Utilities	3,531	3,531	-	-
Corporate Bonds	312	-	312	-
Money Market Funds	16,618	16,618	-	-
Total Investments in Securities:	$ 1,155,025	$ 1,147,100	$ 7,925	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,078,359,000. Net unrealized appreciation aggregated $76,666,000, of which $163,127,000 related to appreciated investment securities and $86,461,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

July 31, 2012

1.804824.108

MCS-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.3%
Automobiles - 0.5%
Tesla Motors, Inc. (a)	1,087,736	$ 29,826
Distributors - 0.4%
Pool Corp.	691,000	25,470
Hotels, Restaurants & Leisure - 2.5%
Arcos Dorados Holdings, Inc.	682,229	8,924
Bravo Brio Restaurant Group, Inc. (a)	626,132	11,314
Domino's Pizza, Inc.	348,400	11,894
Jubilant Foodworks Ltd. (a)	590,362	11,951
Panera Bread Co. Class A (a)	293,300	46,192
Red Robin Gourmet Burgers, Inc. (a)	500,000	14,925
Texas Roadhouse, Inc. Class A	1,000,000	17,310
Wyndham Worldwide Corp.	624,900	32,526
		155,036
Household Durables - 3.4%
D.R. Horton, Inc.	1,698,533	29,945
Jarden Corp.	472,500	21,357
Lennar Corp. Class A (d)	1,034,900	30,229
NVR, Inc. (a)	59,900	46,361
Toll Brothers, Inc. (a)	1,630,187	47,553
Tupperware Brands Corp.	788,400	41,328
		216,773
Leisure Equipment & Products - 1.2%
Amer Group PLC (A Shares)	850,000	9,658
Brunswick Corp.	1,502,600	33,042
New Academy Holding Co. LLC unit (g)(h)	294,000	34,624
		77,324
Media - 0.9%
Discovery Communications, Inc. (a)	630,300	31,912
Scripps Networks Interactive, Inc. Class A	520,200	28,013
		59,925
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	778,300	39,180
Specialty Retail - 3.9%
Dick's Sporting Goods, Inc.	654,200	32,134
Fast Retailing Co. Ltd.	125,000	25,672
Limited Brands, Inc.	482,700	22,952
Lithia Motors, Inc. Class A (sub. vtg.)	550,100	15,326
Penske Automotive Group, Inc.	727,877	17,396
PT ACE Hardware Indonesia Tbk	17,015,500	10,629
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	280,700	$ 18,650
Sally Beauty Holdings, Inc. (a)	1,351,000	35,693
Tractor Supply Co.	504,300	45,826
Ulta Salon, Cosmetics & Fragrance, Inc.	227,000	19,268
		243,546
Textiles, Apparel & Luxury Goods - 0.9%
Under Armour, Inc. Class A (sub. vtg.) (a)	1,000,000	54,440
TOTAL CONSUMER DISCRETIONARY		901,520
CONSUMER STAPLES - 6.9%
Beverages - 2.7%
Beam, Inc.	1,223,300	76,921
Brown-Forman Corp. Class B (non-vtg.)	346,000	32,372
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,199,500	33,838
Monster Beverage Corp. (a)	434,400	28,875
		172,006
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	375,000	22,286
United Natural Foods, Inc. (a)	348,426	18,920
		41,206
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	2,341,605	42,758
The Hershey Co.	225,000	16,142
		58,900
Household Products - 1.8%
Church & Dwight Co., Inc.	1,995,400	114,958
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A	759,500	38,742
Tobacco - 0.2%
Philip Morris CR A/S	22,800	12,327
TOTAL CONSUMER STAPLES		438,139
ENERGY - 7.7%
Energy Equipment & Services - 2.5%
Diamond Offshore Drilling, Inc. (d)	534,700	34,980
Dresser-Rand Group, Inc. (a)	631,809	29,385
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	454,000	$ 21,111
Oceaneering International, Inc.	1,364,500	70,531
		156,007
Oil, Gas & Consumable Fuels - 5.2%
Cabot Oil & Gas Corp.	820,000	34,596
Concho Resources, Inc. (a)	225,600	19,232
EV Energy Partners LP	676,900	37,128
Holly Energy Partners LP	219,945	14,499
HollyFrontier Corp.	2,000,000	74,780
Oasis Petroleum, Inc. (a)(d)	696,300	18,229
Plains Exploration & Production Co. (a)	1,422,600	56,847
Range Resources Corp.	450,000	28,170
SM Energy Co.	586,600	27,623
Southwestern Energy Co. (a)	500,000	16,625
		327,729
TOTAL ENERGY		483,736
FINANCIALS - 18.5%
Capital Markets - 0.2%
ICAP PLC	2,823,600	14,096
Commercial Banks - 5.8%
Bank of the Ozarks, Inc.	634,396	20,421
CIT Group, Inc. (a)	559,600	20,437
City National Corp.	782,000	38,537
Cullen/Frost Bankers, Inc.	675,600	37,367
Fifth Third Bancorp	1,421,300	19,642
First Niagara Financial Group, Inc.	7,193,000	54,523
First Republic Bank	922,700	30,015
FirstMerit Corp.	1,942,500	31,469
FNB Corp., Pennsylvania	2,502,500	27,227
Huntington Bancshares, Inc.	3,646,900	22,665
Texas Capital Bancshares, Inc. (a)	425,000	18,313
UMB Financial Corp.	405,000	19,464
Webster Financial Corp.	1,372,600	28,166
		368,246
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.4%
KKR Financial Holdings LLC	6,047,509	$ 55,153
MSCI, Inc. Class A (a)	959,900	31,821
		86,974
Insurance - 3.0%
Arch Capital Group Ltd. (a)	815,600	31,645
Fairfax Financial Holdings Ltd. (sub. vtg.)	134,900	50,780
Fidelity National Financial, Inc. Class A	2,914,400	54,266
First American Financial Corp.	1,561,400	28,605
Jardine Lloyd Thompson Group PLC	1,754,594	20,178
		185,474
Real Estate Investment Trusts - 6.9%
American Capital Agency Corp.	572,500	20,118
Cys Investments, Inc. (d)	1,281,500	18,530
Digital Realty Trust, Inc. (d)	426,300	33,281
Essex Property Trust, Inc.	347,700	54,714
Health Care REIT, Inc.	500,000	31,115
Kimco Realty Corp.	1,779,200	34,677
MFA Financial, Inc.	2,301,000	18,592
Rayonier, Inc.	500,000	23,845
SL Green Realty Corp.	690,200	54,353
The Macerich Co.	1,011,200	59,064
Two Harbors Investment Corp.	3,870,100	44,390
Ventas, Inc.	642,175	43,186
		435,865
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	1,127,600	17,568
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)(d)	2,771,544	6,679
Ocwen Financial Corp. (a)	1,955,300	38,637
Radian Group, Inc. (d)	4,363,000	12,216
		57,532
TOTAL FINANCIALS		1,165,755
HEALTH CARE - 14.1%
Biotechnology - 4.0%
Achillion Pharmaceuticals, Inc. (a)(d)	2,717,800	17,992
Alexion Pharmaceuticals, Inc. (a)	221,100	23,182
Alkermes PLC (a)	268,481	4,991
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
ARIAD Pharmaceuticals, Inc. (a)	1,052,700	$ 20,138
BioMarin Pharmaceutical, Inc. (a)	959,200	37,687
Clovis Oncology, Inc.	308,700	5,461
Merrimack Pharmaceuticals, Inc. (d)	126,800	1,011
Synageva BioPharma Corp. (a)	630,725	31,574
Theravance, Inc. (a)(d)	1,292,900	37,662
Vertex Pharmaceuticals, Inc. (a)	1,381,800	67,031
ZIOPHARM Oncology, Inc. (a)(d)	1,629,100	9,172
		255,901
Health Care Equipment & Supplies - 2.3%
DENTSPLY International, Inc.	649,500	23,603
HeartWare International, Inc. (a)(d)(e)	794,900	70,977
Hill-Rom Holdings, Inc.	876,700	22,926
Mako Surgical Corp. (a)(d)	736,236	9,380
Volcano Corp. (a)	653,000	17,272
		144,158
Health Care Providers & Services - 4.3%
Air Methods Corp. (a)	250,000	27,258
Brookdale Senior Living, Inc. (a)	1,383,000	22,764
Corvel Corp. (a)	350,000	16,149
Emeritus Corp. (a)	950,000	16,103
Health Net, Inc. (a)	910,300	20,045
Henry Schein, Inc. (a)	1,120,700	83,840
HMS Holdings Corp. (a)	941,700	32,404
MWI Veterinary Supply, Inc. (a)	93,985	8,561
Quest Diagnostics, Inc.	350,000	20,451
Sunrise Senior Living, Inc. (a)(d)(e)	3,250,000	21,710
		269,285
Health Care Technology - 0.3%
HealthStream, Inc. (a)	650,000	18,161
Life Sciences Tools & Services - 0.7%
Eurofins Scientific SA	125,000	16,272
Illumina, Inc. (a)(d)	723,100	29,987
		46,259
Pharmaceuticals - 2.5%
Impax Laboratories, Inc. (a)	1,101,400	24,473
Optimer Pharmaceuticals, Inc. (a)(d)	1,550,600	21,181
Perrigo Co.	557,300	63,543
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC	807,600	$ 23,295
ViroPharma, Inc. (a)	1,218,800	26,460
		158,952
TOTAL HEALTH CARE		892,716
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.3%
Textron, Inc.	1,159,800	30,213
TransDigm Group, Inc. (a)	441,800	54,500
		84,713
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	265,300	14,021
Hub Group, Inc. Class A (a)	600,000	17,850
		31,871
Building Products - 0.6%
Lennox International, Inc.	283,000	12,359
Owens Corning (a)	936,416	25,152
		37,511
Commercial Services & Supplies - 1.3%
Clean Harbors, Inc. (a)	616,000	37,293
Interface, Inc.	1,732,300	22,970
The Geo Group, Inc. (a)	853,300	19,728
		79,991
Electrical Equipment - 0.4%
Regal-Beloit Corp.	400,000	25,748
Machinery - 0.6%
Donaldson Co., Inc.	1,142,500	38,994
Professional Services - 3.5%
Acacia Research Corp. (h)	1,121,000	31,736
Acacia Research Corp. - Acacia Technologies (a)	1,142,100	32,333
Advisory Board Co. (a)	373,700	16,813
Bureau Veritas SA	200,000	17,688
IHS, Inc. Class A (a)	372,700	41,098
Kforce, Inc. (a)	1,195,200	13,828
Michael Page International PLC	2,572,660	14,823
Robert Half International, Inc.	525,000	14,180
Towers Watson & Co.	636,200	37,300
		219,799
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 1.5%
J.B. Hunt Transport Services, Inc.	200,000	$ 11,004
Kansas City Southern	1,137,800	82,832
		93,836
TOTAL INDUSTRIALS		612,463
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. (a)	3,800,200	18,887
Infinera Corp. (a)(d)	3,258,300	17,986
Palo Alto Networks, Inc.	192,700	11,011
		47,884
Computers & Peripherals - 0.2%
Fusion-io, Inc. (a)	621,400	11,881
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	1,156,600	39,035
Fabrinet (a)	1,172,331	15,569
Tech Data Corp. (a)	450,000	22,545
Universal Display Corp. (a)(d)	256,159	8,136
		85,285
Internet Software & Services - 3.7%
Akamai Technologies, Inc. (a)	1,006,600	35,412
Blinkx PLC (a)(e)	19,286,276	11,944
Cornerstone OnDemand, Inc. (a)(d)	1,410,100	33,532
CoStar Group, Inc. (a)	373,600	30,833
Demandware, Inc. (d)	592,885	14,567
Equinix, Inc. (a)	365,000	65,036
SciQuest, Inc. (a)	890,405	15,155
VeriSign, Inc. (a)	645,800	28,686
		235,165
IT Services - 2.5%
Fidelity National Information Services, Inc.	1,073,386	33,747
Gartner, Inc. Class A (a)	1,832,100	81,327
Teradata Corp. (a)	325,000	21,977
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	21,252
		158,303
Semiconductors & Semiconductor Equipment - 0.7%
Linear Technology Corp.	500,000	16,125
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	1,542,000	$ 10,701
Semtech Corp. (a)	776,600	18,553
		45,379
Software - 6.7%
ANSYS, Inc. (a)	977,700	58,623
Ariba, Inc. (a)	689,700	30,643
Aspen Technology, Inc. (a)	1,152,400	26,943
Check Point Software Technologies Ltd. (a)	454,400	22,070
Citrix Systems, Inc. (a)	376,000	27,328
Comverse Technology, Inc. (a)	1,261,603	6,851
Concur Technologies, Inc. (a)	799,400	53,991
Imperva, Inc. (d)	540,000	14,256
Kenexa Corp. (a)	786,400	18,724
NetSuite, Inc. (a)	295,400	16,347
Nuance Communications, Inc. (a)	1,305,000	26,557
Red Hat, Inc. (a)	676,900	36,322
Royalblue Group PLC	484,200	10,643
ServiceNow, Inc.	863,700	23,320
TIBCO Software, Inc. (a)	1,803,400	50,658
		423,276
TOTAL INFORMATION TECHNOLOGY		1,007,173
MATERIALS - 2.1%
Chemicals - 1.4%
Airgas, Inc.	494,900	39,255
Cytec Industries, Inc.	772,400	47,549
		86,804
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	616,000	35,864
Metals & Mining - 0.2%
Ivanhoe Mines Ltd.	1,520,775	12,814
TOTAL MATERIALS		135,482
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
tw telecom, inc. (a)	1,555,400	39,087
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 6.2%
Electric Utilities - 3.2%
Cleco Corp.	900,000	$ 39,384
El Paso Electric Co.	381,628	12,918
Northeast Utilities	2,085,800	83,182
OGE Energy Corp.	684,400	36,348
PNM Resources, Inc.	1,554,700	32,338
		204,170
Gas Utilities - 1.3%
National Fuel Gas Co.	1,063,900	52,067
ONEOK, Inc.	677,800	30,169
		82,236
Multi-Utilities - 1.7%
Alliant Energy Corp.	1,492,600	69,719
TECO Energy, Inc.	1,934,200	35,183
		104,902
TOTAL UTILITIES		391,308
TOTAL COMMON STOCKS (Cost $5,491,512)		6,067,379
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany) (Cost $18,953)	313,100	16,188
Convertible Bonds - 0.1%
Principal Amount (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(h) (Cost $4,317)	$ 4,162	4,316
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	230,131,096	$ 230,131
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	151,453,232	151,453
TOTAL MONEY MARKET FUNDS (Cost $381,584)		381,584
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 7/31/12 due 8/1/12 (Collateralized by U.S. Government Obligations) # (Cost $2,135)	$ 2,135	2,135
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $5,898,501)		6,471,602
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(157,962)
NET ASSETS - 100%		$ 6,313,640
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $70,676,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Acacia Research Corp.	2/16/12	$ 41,197
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 4,317
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,135,000 due 8/01/12 at 0.17%
Barclays Capital, Inc.	$ 598
Merrill Lynch, Pierce, Fenner & Smith, Inc.	413
UBS Securities LLC	1,124
$ 2,135
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 60
Fidelity Securities Lending Cash Central Fund	183
Total	$ 243
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Blinkx PLC	$ 16,826	$ -	$ -	$ -	$ 11,944
HeartWare International, Inc.	61,970	-	-	-	70,977
SciQuest, Inc.	22,277	-	9,450	-	-
Sunrise Senior Living, Inc.	20,410	-	-	-	21,710
Total	$ 121,483	$ -	$ 9,450	$ -	$ 104,631
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 917,708	$ 857,412	$ 25,672	$ 34,624
Consumer Staples	438,139	438,139	-	-
Energy	483,736	483,736	-	-
Financials	1,165,755	1,165,755	-	-
Health Care	892,716	869,421	23,295	-
Industrials	612,463	612,463	-	-
Information Technology	1,007,173	1,007,173	-	-
Materials	135,482	135,482	-	-
Telecommunication Services	39,087	39,087	-	-
Utilities	391,308	391,308	-	-
Corporate Bonds	4,316	-	-	4,316
Money Market Funds	381,584	381,584	-	-
Cash Equivalents	2,135	-	2,135	-
Total Investments in Securities:	$ 6,471,602	$ 6,381,560	$ 51,102	$ 38,940
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $5,899,452,000. Net unrealized appreciation aggregated $572,150,000, of which $1,024,475,000 related to appreciated investment securities and $452,325,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Discovery
Fund

July 31, 2012

1.804843.108

SMR-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Diversified Consumer Services - 1.7%
Regis Corp.	2,850,000	$ 48,222,000
Household Durables - 7.4%
Ethan Allen Interiors, Inc. (d)(e)	1,700,000	35,071,000
KB Home (d)	3,768,027	34,816,569
M.D.C. Holdings, Inc.	1,824,855	58,139,880
Meritage Homes Corp. (a)	750,000	26,325,000
Tempur-Pedic International, Inc. (a)	1,775,000	50,569,750
		204,922,199
Media - 1.9%
Valassis Communications, Inc. (a)(d)(e)	2,400,000	54,120,000
Specialty Retail - 2.1%
Asbury Automotive Group, Inc. (a)	858,190	22,450,250
Group 1 Automotive, Inc.	450,000	24,187,500
Tsutsumi Jewelry Co. Ltd.	484,800	11,370,419
		58,008,169
Textiles, Apparel & Luxury Goods - 2.8%
Hanesbrands, Inc. (a)	2,600,000	78,052,000
TOTAL CONSUMER DISCRETIONARY		443,324,368
CONSUMER STAPLES - 5.3%
Food Products - 2.2%
Chiquita Brands International, Inc. (a)(d)(e)	3,500,000	18,130,000
Dean Foods Co. (a)	3,600,000	44,532,000
		62,662,000
Household Products - 3.1%
Spectrum Brands Holdings, Inc.	2,326,300	85,677,632
TOTAL CONSUMER STAPLES		148,339,632
ENERGY - 5.5%
Energy Equipment & Services - 3.0%
Superior Energy Services, Inc. (a)	3,800,000	82,346,000
Oil, Gas & Consumable Fuels - 2.5%
Berry Petroleum Co. Class A	1,850,000	70,337,000
TOTAL ENERGY		152,683,000
Common Stocks - continued
	Shares	Value
FINANCIALS - 22.0%
Capital Markets - 5.8%
Duff & Phelps Corp. Class A	1,700,000	$ 25,058,000
Knight Capital Group, Inc. Class A (a)	4,450,000	45,968,500
Monex Group, Inc.	149,643	24,284,381
Waddell & Reed Financial, Inc. Class A	2,275,000	66,179,750
		161,490,631
Commercial Banks - 7.9%
Associated Banc-Corp.	3,249,393	40,584,919
CapitalSource, Inc.	6,600,000	43,230,000
Cathay General Bancorp	2,014,000	32,606,660
National Penn Bancshares, Inc.	2,907,898	25,705,818
TCF Financial Corp.	7,300,000	75,409,000
Western Liberty Bancorp (a)	347,400	1,007,460
		218,543,857
Insurance - 2.9%
Amerisafe, Inc. (a)(e)	1,126,909	28,133,283
Platinum Underwriters Holdings Ltd.	1,379,990	52,467,220
		80,600,503
Real Estate Investment Trusts - 2.0%
Franklin Street Properties Corp.	3,000,000	31,110,000
Highwoods Properties, Inc. (SBI)	735,000	24,894,450
		56,004,450
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp. (d)	4,425,733	41,690,405
Washington Federal, Inc.	3,392,637	54,044,707
		95,735,112
TOTAL FINANCIALS		612,374,553
HEALTH CARE - 12.0%
Health Care Equipment & Supplies - 1.1%
Integra LifeSciences Holdings Corp. (a)	750,000	28,845,000
Health Care Providers & Services - 10.9%
Centene Corp. (a)	925,110	35,191,184
Chemed Corp. (e)	1,066,900	66,969,313
MEDNAX, Inc. (a)	800,000	52,904,000
PSS World Medical, Inc. (a)	2,050,000	42,824,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Health Holdings, Inc. (a)	3,000,000	$ 80,100,000
VCA Antech, Inc. (a)	1,399,457	25,470,117
		303,459,114
TOTAL HEALTH CARE		332,304,114
INDUSTRIALS - 17.5%
Commercial Services & Supplies - 6.9%
HNI Corp. (e)	2,547,500	67,687,075
Quad/Graphics, Inc. (d)(e)	1,928,500	29,679,615
The Geo Group, Inc. (a)(e)	3,197,987	73,937,459
United Stationers, Inc.	865,702	21,824,347
		193,128,496
Electrical Equipment - 3.7%
GrafTech International Ltd. (a)	6,215,000	64,946,750
Powell Industries, Inc. (a)(e)	1,094,032	37,492,477
		102,439,227
Machinery - 2.1%
Blount International, Inc. (a)	2,100,000	29,862,000
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,863,177	27,407,334
		57,269,334
Professional Services - 1.6%
FTI Consulting, Inc. (a)	1,700,000	43,401,000
Trading Companies & Distributors - 3.2%
H&E Equipment Services, Inc. (a)	840,000	11,860,800
Interline Brands, Inc. (a)	850,000	21,573,000
WESCO International, Inc. (a)	1,015,322	56,563,589
		89,997,389
TOTAL INDUSTRIALS		486,235,446
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 2.8%
Polycom, Inc. (a)	3,317,300	28,993,202
ViaSat, Inc. (a)	1,300,000	49,790,000
		78,783,202
Electronic Equipment & Components - 4.1%
Diploma PLC	3,000,000	19,618,507
Macnica, Inc.	403,400	8,508,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ryoyo Electro Corp. (e)	1,566,000	$ 16,315,542
SYNNEX Corp. (a)	800,000	27,064,000
Tech Data Corp. (a)	855,000	42,835,500
		114,342,399
Internet Software & Services - 3.2%
Blucora, Inc. (a)	1,500,000	22,875,000
j2 Global, Inc. (d)	1,500,000	44,895,000
QuinStreet, Inc. (a)(d)(e)	2,361,246	21,416,501
		89,186,501
IT Services - 3.7%
FleetCor Technologies, Inc. (a)	1,294,960	47,809,923
Wright Express Corp. (a)	865,875	55,745,033
		103,554,956
Semiconductors & Semiconductor Equipment - 0.2%
Miraial Co. Ltd.	423,300	6,118,794
Software - 1.5%
Monotype Imaging Holdings, Inc. (e)	2,755,843	40,455,775
TOTAL INFORMATION TECHNOLOGY		432,441,627
MATERIALS - 5.2%
Chemicals - 1.2%
PolyOne Corp.	2,300,000	33,879,000
Metals & Mining - 4.0%
Carpenter Technology Corp.	473,900	22,680,854
Haynes International, Inc.	596,406	28,740,805
RTI International Metals, Inc. (a)(e)	2,659,100	59,696,795
		111,118,454
TOTAL MATERIALS		144,997,454
UTILITIES - 1.0%
Gas Utilities - 1.0%
UGI Corp.	901,660	27,635,879
TOTAL COMMON STOCKS (Cost $2,568,149,456)		$ 2,780,336,073
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.3%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $5,609,937)	411,373	$ 7,096,184
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.17% (b)	13,232,390	13,232,390
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	104,109,150	104,109,150
TOTAL MONEY MARKET FUNDS (Cost $117,341,540)		117,341,540
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $2,691,100,933)		2,904,773,797
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(122,989,394)
NET ASSETS - 100%		$ 2,781,784,403
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,486
Fidelity Securities Lending Cash Central Fund	256,995
Total	$ 262,481
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amerisafe, Inc.	$ 30,111,008	$ -	$ -	$ -	$ 28,133,283
Chemed Corp.	64,376,746	-	-	170,704	66,969,313
Chiquita Brands International, Inc.	26,574,324	2,028,881	-	-	18,130,000
Columbus McKinnon Corp. (NY Shares)	27,630,915	-	-	-	27,407,334
Ethan Allen Interiors, Inc.	50,025,093	887,399	10,781,628	149,063	35,071,000
HNI Corp.	61,445,700	-	-	611,400	67,687,075
Interline Brands, Inc.	53,227,939	-	42,121,862	-	-
Monotype Imaging Holdings, Inc.	38,662,670	444,333	-	-	40,455,775
Powell Industries, Inc.	35,676,384	-	-	-	37,492,477
Quad/Graphics, Inc.	19,526,855	6,369,653	-	482,125	29,679,615
QuinStreet, Inc.	23,240,195	1,422,750	-	-	21,416,501
Regis Corp.	60,252,170	-	7,662,351	197,010	-
RTI International Metals, Inc.	65,180,987	84,813	-	-	59,696,795
Ryoyo Electro Corp.	15,767,618	1,444,888	-	273,702	16,315,542
Team Health Holdings, Inc.	82,800,660	-	21,019,990	-	-
The Geo Group, Inc.	66,230,311	-	-	-	73,937,459
Valassis Communications, Inc.	50,000,000	4,022,505	6,450,563	-	54,120,000
Total	$ 770,729,575	$ 16,705,222	$ 88,036,394	$ 1,884,004	$ 576,512,169
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 450,420,552	$ 439,050,133	$ 11,370,419	$ -
Consumer Staples	148,339,632	148,339,632	-	-
Energy	152,683,000	152,683,000	-	-
Financials	612,374,553	588,090,172	24,284,381	-
Health Care	332,304,114	332,304,114	-	-
Industrials	486,235,446	486,235,446	-	-
Information Technology	432,441,627	401,498,441	30,943,186	-
Materials	144,997,454	144,997,454	-	-
Utilities	27,635,879	27,635,879	-	-
Money Market Funds	117,341,540	117,341,540	-	-
Total Investments in Securities:	$ 2,904,773,797	$ 2,838,175,811	$ 66,597,986	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $2,695,203,821. Net unrealized appreciation aggregated $209,569,976, of which $382,676,388 related to appreciated investment securities and $173,106,412 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

July 31, 2012

1.804879.108

SLC-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.1%
Tenneco, Inc. (a)	1,125,000	$ 32,951
Diversified Consumer Services - 0.5%
K12, Inc. (a)(d)	784,000	14,175
Hotels, Restaurants & Leisure - 3.2%
Buffalo Wild Wings, Inc. (a)	144,400	10,482
Club Mediterranee SA (a)	860,000	14,084
Icahn Enterprises LP rights (a)	1,235,000	0
Life Time Fitness, Inc. (a)	635,000	28,835
Paddy Power PLC (Ireland)	280,000	18,879
Texas Roadhouse, Inc. Class A	1,170,000	20,253
		92,533
Household Durables - 1.5%
Ethan Allen Interiors, Inc.	715,356	14,758
Lennar Corp. Class A (d)	466,922	13,639
Toll Brothers, Inc. (a)	539,000	15,723
		44,120
Specialty Retail - 6.3%
Ascena Retail Group, Inc. (a)	1,570,000	28,794
DSW, Inc. Class A	347,300	20,532
Express, Inc. (a)	1,085,000	17,469
Guess?, Inc. (d)	705,000	21,221
K'S Denki Corp. (d)	575,000	18,724
Penske Automotive Group, Inc.	745,000	17,806
USS Co. Ltd.	224,000	24,106
Vitamin Shoppe, Inc. (a)	588,000	32,293
		180,945
Textiles, Apparel & Luxury Goods - 0.7%
Steven Madden Ltd. (a)	479,355	19,380
TOTAL CONSUMER DISCRETIONARY		384,104
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	476,788	28,336
Food Products - 0.7%
Ingredion, Inc.	402,997	20,924
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.6%
Inter Parfums, Inc.	985,000	$ 16,016
TOTAL CONSUMER STAPLES		65,276
ENERGY - 5.1%
Energy Equipment & Services - 2.6%
Hornbeck Offshore Services, Inc. (a)	600,058	25,412
McDermott International, Inc. (a)	2,446,700	28,626
Western Energy Services Corp. (a)	2,925,000	20,533
		74,571
Oil, Gas & Consumable Fuels - 2.5%
Northern Tier Energy LP Class A	511,300	7,889
Petrominerales Ltd. (d)	760,000	7,033
Stone Energy Corp. (a)	1,151,400	30,236
Targa Resources Corp.	600,000	26,430
		71,588
TOTAL ENERGY		146,159
FINANCIALS - 17.5%
Capital Markets - 1.8%
Financial Engines, Inc. (a)(d)	810,000	15,204
HFF, Inc. (a)	1,565,000	20,439
Waddell & Reed Financial, Inc. Class A	515,000	14,981
		50,624
Commercial Banks - 6.2%
Aozora Bank Ltd.	10,750,000	24,630
Banco ABC Brasil SA	3,260,000	17,038
Banco ABC Brasil SA rights 8/2/12 (a)	116,121	161
Bank of the Ozarks, Inc.	815,000	26,235
City National Corp.	615,000	30,307
FirstMerit Corp.	1,300,000	21,060
Texas Capital Bancshares, Inc. (a)	670,000	28,870
UMB Financial Corp.	660,000	31,720
		180,021
Insurance - 4.4%
Allied World Assurance Co. Holdings Ltd.	326,000	24,590
Assured Guaranty Ltd.	1,265,000	15,155
Brasil Insurance Participacoes e Administracao SA	1,825,000	16,164
CNO Financial Group, Inc.	2,898,300	24,027
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Endurance Specialty Holdings Ltd.	580,000	$ 20,109
Validus Holdings Ltd.	800,000	26,024
		126,069
Real Estate Investment Trusts - 5.1%
CBL & Associates Properties, Inc.	860,000	16,968
Coresite Realty Corp.	953,155	25,411
Equity Lifestyle Properties, Inc.	263,500	18,951
Equity One, Inc.	1,175,000	25,486
Glimcher Realty Trust	1,550,000	15,531
Highwoods Properties, Inc. (SBI)	533,462	18,068
Rayonier, Inc.	575,000	27,422
		147,837
TOTAL FINANCIALS		504,551
HEALTH CARE - 16.6%
Biotechnology - 4.7%
Acadia Pharmaceuticals, Inc. (a)	150,000	242
Acorda Therapeutics, Inc. (a)	45,970	1,106
Alkermes PLC (a)	1,307,000	24,297
Allos Therapeutics, Inc. (a)	758,923	1,343
AMAG Pharmaceuticals, Inc. (a)	14,766	229
ARIAD Pharmaceuticals, Inc. (a)	1,063,446	20,344
Astex Pharmaceuticals, Inc. (a)(d)	440,864	1,093
Codexis, Inc. (a)	290,774	896
Cubist Pharmaceuticals, Inc. (a)	18,800	810
Cytokinetics, Inc.	264,577	184
DUSA Pharmaceuticals, Inc. (a)	85,640	468
Dynavax Technologies Corp. (a)	2,402,200	9,272
Emergent BioSolutions, Inc. (a)	110,896	1,620
Enzon Pharmaceuticals, Inc. (a)	51,719	343
ImmunoGen, Inc. (a)(d)	1,000,000	16,140
Maxygen, Inc. (a)	39,516	238
Momenta Pharmaceuticals, Inc. (a)	88,056	1,252
Myriad Genetics, Inc. (a)	13,100	326
Novavax, Inc. (a)	1,167,811	2,604
NPS Pharmaceuticals, Inc. (a)	500,000	3,855
Progenics Pharmaceuticals, Inc. (a)	180,878	942
Repligen Corp. (a)	185,121	744
Rigel Pharmaceuticals, Inc. (a)	750,000	8,205
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Targacept, Inc. (a)	257,208	$ 1,111
Theravance, Inc. (a)	349,157	10,171
United Therapeutics Corp. (a)	490,000	26,842
Vanda Pharmaceuticals, Inc. (a)	235,318	948
Vical, Inc. (a)	183,428	635
		136,260
Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. (a)	520,000	17,659
Cyberonics, Inc. (a)	327,700	14,189
ICU Medical, Inc. (a)	307,903	16,420
Integra LifeSciences Holdings Corp. (a)	853,264	32,817
The Cooper Companies, Inc.	330,500	24,873
		105,958
Health Care Providers & Services - 5.7%
Chemed Corp.	516,000	32,389
Health Net, Inc. (a)	1,167,000	25,697
MEDNAX, Inc. (a)	461,000	30,486
MWI Veterinary Supply, Inc. (a)	265,000	24,139
Omnicare, Inc.	745,000	23,400
Team Health Holdings, Inc. (a)	1,091,000	29,130
		165,241
Life Sciences Tools & Services - 0.6%
Techne Corp.	235,000	16,234
Pharmaceuticals - 1.9%
Dechra Pharmaceuticals PLC	3,250,000	24,958
Impax Laboratories, Inc. (a)	735,000	16,332
ViroPharma, Inc. (a)	570,000	12,375
		53,665
TOTAL HEALTH CARE		477,358
INDUSTRIALS - 17.8%
Aerospace & Defense - 2.2%
Esterline Technologies Corp. (a)	528,000	31,004
Teledyne Technologies, Inc. (a)	514,918	32,079
		63,083
Building Products - 0.7%
Armstrong World Industries, Inc.	518,000	20,021
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.2%
InnerWorkings, Inc. (a)(d)	1,415,000	$ 16,966
Tetra Tech, Inc. (a)	685,000	17,611
		34,577
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	794,084	12,872
Foster Wheeler AG (a)	1,255,000	22,640
		35,512
Electrical Equipment - 2.9%
Brady Corp. Class A	814,100	21,598
GrafTech International Ltd. (a)	1,939,864	20,272
II-VI, Inc. (a)	1,285,349	22,416
Prysmian SpA	1,294,300	20,814
		85,100
Machinery - 5.4%
Actuant Corp. Class A	948,026	26,981
Altra Holdings, Inc. (e)	1,385,000	22,880
Graco, Inc.	588,000	26,977
Nordson Corp.	530,000	27,168
Snap-On, Inc.	339,000	22,977
Wabtec Corp.	360,000	28,505
		155,488
Professional Services - 1.3%
Advisory Board Co. (a)	353,600	15,908
Kforce, Inc. (a)(e)	1,924,978	22,272
		38,180
Trading Companies & Distributors - 1.7%
Watsco, Inc.	275,000	18,684
WESCO International, Inc. (a)	529,000	29,471
		48,155
Transportation Infrastructure - 1.2%
Wesco Aircraft Holdings, Inc. (a)	2,500,000	33,375
TOTAL INDUSTRIALS		513,491
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.4%
Acme Packet, Inc. (a)(d)	770,000	12,205
Comtech Telecommunications Corp.	823,000	22,484
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	2,058,800	$ 17,994
Riverbed Technology, Inc. (a)	951,000	16,776
		69,459
Computers & Peripherals - 1.1%
Stratasys, Inc. (a)	175,000	10,724
Synaptics, Inc. (a)(d)	775,000	20,445
		31,169
Electronic Equipment & Components - 1.6%
Aeroflex Holding Corp. (a)	1,435,605	8,628
Multi-Fineline Electronix, Inc. (a)	837,195	21,909
ScanSource, Inc. (a)	486,100	14,034
		44,571
Internet Software & Services - 1.2%
Bankrate, Inc. (a)(d)	1,185,000	18,901
j2 Global, Inc. (d)	564,000	16,881
		35,782
IT Services - 0.9%
Broadridge Financial Solutions, Inc.	1,220,000	25,827
Semiconductors & Semiconductor Equipment - 2.8%
Cymer, Inc. (a)	266,380	15,240
Cypress Semiconductor Corp.	1,395,000	14,913
Entegris, Inc. (a)	2,250,000	18,113
ON Semiconductor Corp. (a)	2,438,971	16,926
RF Micro Devices, Inc. (a)	4,200,000	16,296
		81,488
Software - 5.8%
BroadSoft, Inc. (a)(d)	630,000	15,467
CommVault Systems, Inc. (a)	309,000	14,993
Ebix, Inc. (d)	1,144,500	24,824
JDA Software Group, Inc. (a)	554,000	16,387
MicroStrategy, Inc. Class A (a)	98,000	11,413
Parametric Technology Corp. (a)	1,015,000	21,863
Solera Holdings, Inc.	689,900	26,941
Synchronoss Technologies, Inc. (a)	755,195	14,439
Synopsys, Inc. (a)	665,000	20,143
		166,470
TOTAL INFORMATION TECHNOLOGY		454,766
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.8%
Chemicals - 1.1%
Chemtura Corp. (a)	1,127,000	$ 15,237
Innophos Holdings, Inc.	281,096	16,295
		31,532
Containers & Packaging - 2.0%
Aptargroup, Inc.	580,000	29,006
Silgan Holdings, Inc.	695,000	28,641
		57,647
Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	373,000	19,202
Paper & Forest Products - 1.1%
Schweitzer-Mauduit International, Inc.	455,293	31,005
TOTAL MATERIALS		139,386
UTILITIES - 1.3%
Electric Utilities - 1.3%
Cleco Corp.	822,000	35,969
TOTAL COMMON STOCKS (Cost $2,648,710)		2,721,060
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.08% 8/2/12 (f) (Cost $3,850)	$ 3,850	3,850
Money Market Funds - 9.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	151,374,586	$ 151,375
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	118,253,829	118,254
TOTAL MONEY MARKET FUNDS (Cost $269,629)		269,629
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $2,922,189)		2,994,539
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(114,569)
NET ASSETS - 100%		$ 2,879,970
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
600 NYFE Russell 2000 Mini Index Contracts	Sept. 2012	$ 47,076	$ 2,586

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,850,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 57
Fidelity Securities Lending Cash Central Fund	110
Total	$ 167
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Altra Holdings, Inc.	$ 23,490	$ 1,559	$ -	$ 64	$ 22,880
Body Central Corp.	25,025	-	9,156	-	-
Inter Parfums, Inc.	25,988	-	10,995	113	-
Kforce, Inc.	27,854	-	-	-	22,272
Total	$ 102,357	$ 1,559	$ 20,151	$ 177	$ 45,152
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 384,104	$ 341,274	$ 42,830	$ -
Consumer Staples	65,276	65,276	-	-
Energy	146,159	146,159	-	-
Financials	504,551	479,760	24,791	-
Health Care	477,358	477,358	-	-
Industrials	513,491	513,491	-	-
Information Technology	454,766	454,766	-	-
Materials	139,386	139,386	-	-
Utilities	35,969	35,969	-	-
U.S. Government and Government Agency Obligations	3,850	-	3,850	-
Money Market Funds	269,629	269,629	-	-
Total Investments in Securities:	$ 2,994,539	$ 2,923,068	$ 71,471	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,586	$ 2,586	$ -	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $2,924,126,000. Net unrealized appreciation aggregated $70,413,000, of which $281,672,000 related to appreciated investment securities and $211,259,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012